Prospectus Supplement	January 14, 2019

Putnam Research Fund
Prospectus dated November 30, 2018

Effective January 15, 2019, the sub-section Your fund's management in the section Fund summary is replaced in its entirety with the following:

Your fund's management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Aaron Cooper, Chief Investment Officer, Equities, portfolio manager of the fund since 2011
Kathryn Lakin, Director of Equity Research, portfolio manager of the fund since 2014
Jacquelyne Cavanaugh, Portfolio Manager, Analyst, portfolio manager of the fund since 2014
Andrew O’Brien, Portfolio Manager, Analyst, portfolio manager of the fund since 2018
Walter Scully, Portfolio Manager, Analyst, portfolio manager of the fund since 2010

Sub-advisors

Putnam Investments Limited*
The Putnam Advisory Company, LLC*

*Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.

Effective January 15, 2019, the following replaces similar disclosure under the sub-section The fund’s investment manager – Portfolio managers in the section Who oversees and manages the fund? :

• Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio managers	Joined fund	Employer	Positions over past five years
Aaron Cooper	2011	Putnam Management	Chief Investment Officer, Equities
		2011 - Present	Previously, Director, Global Equity Research

Kathryn Lakin	2014	Putnam Management	Director of Equity Research
		2012 - Present	Previously, Co-Director of Equity Research

Jacquelyne	2014	Putnam Management	Portfolio Manager, Analyst
Cavanaugh		2012 - Present	Previously, Analyst

Andrew O’Brien	2018	Putnam Management	Portfolio Manager, Analyst
		2011 - Present	Previously, Analyst

Walter Scully	2010	Putnam Management	Portfolio Manager, Analyst
		1996 - Present	Previously, Analyst and Assistant Portfolio
			Manager

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

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